SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

A. Basis of presentation

The accompanying consolidated financial statements are expressed in U.S. Dollars and have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

B. Principles of consolidation

The consolidated financial statements include the accounts of Qilun and its subsidiaries. All significant inter-company accounts and transactions have been eliminated. The consolidated financial statements include 100% of assets, liabilities, and net income or loss of these subsidiaries.

Qilun’s subsidiaries as of the date filing this report are listed as follows:

Name	Place of Incorporation	Attributable equity interest %	Authorized capital
Qilun Group Limited	Hong Kong	100	HK$	1,000,000
Qilun Culture (HK) Co., Ltd.	Hong Kong	100	HK$	5,000,000
Oriental Dream and Strategic Research Institute Limited (Hong Kong)	Hong Kong	100	HK$	999,000
Qilun Holding (Shenzhen) Company Limited	China	100	US$	5,000,000
Qilun Culture (Shenzhen) Group Co., Ltd.	China	100		-
Qilun Enterprise Management Consultant (Shenzhen) Co., Ltd.	China	100		-
Shenzhen Houhaitang Culture Communication Co., Ltd.; Co., Ltd.	China	100		-

Use of estimates

C. Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from these estimates.

Functional currency and foreign currency translation

D. Functional currency and foreign currency translation

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company is the Chinese Renminbi (“RMB’), except the functional currency of Qilun is the United States dollar (“US Dollars” or “$”). The reporting currency of these consolidated financial statements is in US Dollars.

Qilun’s subsidiaries that are prepared using the RMB, are translated into the Company’s reporting currency, the US Dollar. Assets and liabilities are translated using the exchange rate at each reporting period end date. Revenue and expenses are translated using weighted average rates prevailing during each reporting period, and stockholders’ equity (deficit) is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income or expense.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Foreign currency exchange gains and losses resulting from these transactions are included in operations.

The exchange rates used for foreign currency translation are as follows:

		For the Year Ended December 31,
		2022	2021
		(USD to RMB)	(USD to RMB)
Assets and liabilities	period end exchange rate	6.8973	6.3614
Revenue and expenses	period average	6.7284	6.4518

Concentration of credit risk

E. Concentration of credit risk

The Company maintains cash in state-owned banks in China. In China, the insurance coverage of each bank is RMB500,000 (approximately USD$72,492). As of December 31, 2022, the Company had $11,615,311 cash in excess of the insured amount.

During the year ended December 31, 2022, the Company had nil major customers generated more than 10% of revenue.

During the year ended December 31, 2021, the Company had 3 customers generated more than 10% of revenue.

	For the Year Ended December 31, 2021
	Revenue	Percentage of revenue
A	$201,955	13.3
B	198,655	13.1
C	196,430	12.9

During the year ended December 31, 2020, the Company had nil major customers generated more than 10% of revenue.

Cash

F. Cash

Cash consists of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash and cash equivalents. Cash equivalents approximate or equal fair value due to their short-term nature. The Company’s cash consist of cash on hand and cash in bank as of December 31, 2022 and 2021.

Inventories

G. Inventories

The Company’s inventories primarily consist of goods for sales such as book, magazine, cultural and creative products and materials and expenses in processing, are stated at the lower of cost or net realizable value. Cost is determined using moving weighted average and specific identification method. The Company reviews its inventories regularly for possible obsolete goods and establishes reserves when determined necessary. No reserve for inventory was established as of December 31, 2022 and 2021.

Plant and equipment, net

H. Plant and equipment, net

Plant and equipment are stated at cost net of accumulated depreciation. Expenditures for maintenance and repairs are charged to operations when incurred, while additions and betterments are capitalized. Depreciation is recorded on a straight-line basis over the useful lives of the assets. When assets are retired or disposed, the asset’s original cost and related accumulated depreciation are eliminated from those accounts and any gain or loss is reflected in income.

The estimated useful lives for plant and equipment categories are as follows:

Office equipment	3-5 years
Furniture	5 years
Leasehold improvements	shorter of remaining lease period and estimated useful life

Fair value measurements

I. Fair value measurements

The Company applies the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Section 820, Fair Value Measurements (“ASC 820”), for fair value measurements of financial assets and financial liabilities and for fair value measurements of nonfinancial items that are recognized or disclosed at fair value in the financial statements. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining the fair value for the assets and liabilities required or permitted to be recorded, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2: Quoted prices, other than those in Level 1, in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability,

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

There were no transfers between level 1, level 2 or level 3 measurements for the years ended December 31, 2022 and 2021.

Financial assets and liabilities of the Company primarily comprise of cash, prepayments, other receivables, inventories, due from related parties, accounts payable, deposits received, payroll payable, tax payable, amount due to related parties. As of December 31, 2022 and 2021, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Segment information and geographic data

J. Segment information and geographic data

The Company is operating in one segment in accordance with the accounting guidance in FASB ASC Topic 280, Segment Reporting. The Company’s revenues are from customers in People’s Republic of China (“PRC”). All assets of the Company are located in the PRC.

Revenue recognition

K. Revenue recognition

The Company adopted FASB ASC Section 606 — Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the sales of products and services by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

The Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that economic benefits will flow to the entity, and specific criteria have been met for each of the Company’s activities as described below.

Product and Service Revenue

The Company mainly sells cultural products, including calligraphy, painting, book, magazine, cultural and creative products, the Company often provide services such as design, planning, exhibition installation, video recording and production when sells products.

The Company sells products and provide service to a customer. The delivery of products to a customer represents a separate performance obligation. The Company’s policy is to recognize the service revenue when service is provided, and recognize the sales revenue when the product is signed for receipt, at that time the sold products and service, ownership and risk of loss have been transferred to the customer. Accordingly, revenue is recognized at the point in time when the products and service is provided. Sales and service revenue is recognized when the products and service has been delivered to the customer as no remaining performance obligation after the delivery of products and service.

Management regularly reviews the sales return and allowance based on historical experience. Any subsequent sales return and cancellations are recognized upon notification from the customers. The amount of sales return allowance for the sale of products and service amounted to $nil as of December 31, 2022 and 2021.

The Company typically collects fees before delivery of products and service. Amounts received from a customer before the delivery of products and service are recorded as deposits received on the Consolidated Balance Sheets.

Cost of Revenues

Cost of revenue consists primarily of the cost of products and service purchased from third party providers to fulfill a contract with a customer, and no asset was recognized from the costs incurred to obtain or fulfill a contract with a customer.

Cost of products consists primarily of the cost of products purchased from suppliers. Cost of products is recognized when the product has been delivered to the customer.

Income taxes

L . Income taxes

The Company follows FASB ASC Section 740, Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740-10-30 requires income tax positions to meet a more-likely-than-not recognition threshold to be recognized in the financial statements. Under ASC 740-10-30, tax positions that previously failed to meet the more-likely-than-not threshold should be recognized in the first subsequent financial reporting period in which that threshold is met.

The application of tax laws and regulations is subject to legal and factual interpretation, judgment and uncertainty. Tax laws and regulations themselves are subject to change as a result of changes in fiscal policy, changes in legislation, the evolution of regulations and court rulings. Therefore, the actual liability may be materially different from our estimates, which could result in the need to record additional tax liabilities or potentially reverse previously recorded tax liabilities or the deferred tax asset valuation allowance.

As a result of the implementation of ASC 740-10, the Company made a comprehensive review of its portfolio of tax positions in accordance with recognition standards established by ASC 740-10. The Company recognized no material adjustments to liabilities or shareholder’s equity as a result of the implementation.

Earnings per share

M. Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings Per Share. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding during the period.

Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of contracts to issue ordinary common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. The computation of diluted EPS includes the estimated impact of the exercise of contracts to purchase common stock using the treasury stock method and the potential shares of converted common stock associated with the convertible debt using the if-converted method. Potential common shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the years ended December 31, 2022, 2021 and 2020.

Leases

N. Leases

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842), which increases transparency and comparability among organizations by recognizing right-of-use (“ROU”) lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU maintains a distinction between finance leases and operating leases, which is substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous lease guidance. Retaining this distinction allows the recognition, measurement and presentation of expenses and cash flows arising from a lease to remain similar to the previous accounting treatment. A lessee is permitted to make an accounting policy election by class of underlying asset to exclude from balance sheet recognition any lease assets and lease liabilities with a term of 12 months or less, and instead to recognize lease expense on a straight-line basis over the lease term. For both financing and operating leases, the ROU asset and lease liability is initially measured at the present value of the lease payments in the consolidated balance sheet. In July 2018, the FASB issued ASU 2018-11 which provides entities with the option to initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption, if necessary. As discussed in Note 10, we adopted ASU 2016-02–Leases (Topic 842) effective January 1, 2020 utilizing the transition option provided by ASU 2018-11.

Impairment of long-lived assets

O. Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2022 and 2021 no impairment of long-lived assets was recognized.

Related parties

P. Related parties

Parties, which can be a corporation or individuals, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Recently accounting pronouncements

Q. Recently accounting pronouncements

In August 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective on August 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on August 1, 2021. We have determined not to early adopt.

Management does not believe that this and any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on our financial statements.